OTHER PAYABLES AND ACCRUED EXPENSES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Payables and Accruals [Abstract]
Payable for purchase of plant and equipment		¥ 20,181	¥ 470
Payable for purchase of construction-in-progress			7,989
Professional fee payable		7,983	8,578
Salaries and bonus payable		13,314	9,272
Accrued interest		1,430	390
Deposits from others			665
Payable for labor union, housing fund and education expenses			1,399
Deferred government subsidies		10,339	7,649
Others		3,428	1,515
Other Payables and Accrued Expenses Current	$ 8,013	¥ 56,675	¥ 37,927